Commitments and Contingencies - Schedule of Contractual Obligations (Details)	Dec. 31, 2025 USD ($)
Schedule of Contractual Obligations [Abstract]
Within 1 year	$ 37,113
1-2 years	3,567
Total	$ 40,680